Principal Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014 Segment	Feb. 02, 2013	Jan. 28, 2012
Principal Accounting Policies [Line Items]
Number of reportable segments	2
Revenue from sale over deferred period	14 years
Revenue recognized in relation to cost incurred	45.00%	46.00%
Revenue recognized in relation to the costs expected to be incurred, period	2 years
Gross advertising costs	$ 253.8	$ 245.8	$ 208.6
Minimum accrued interest suspension period	90 days
Allowance on losses	100.00%
Maturity of allowance period	90 days
Finance receivable age	90 days
Period which receivables are charged to cost of sales, recency method	120 days
Period which receivables are charged to cost of sales, contractual method	240 days
Minimum
Principal Accounting Policies [Line Items]
Period over which amortization is charged for capitalized payroll for internal use computer project	3 years
Maximum
Principal Accounting Policies [Line Items]
Period over which amortization is charged for capitalized payroll for internal use computer project	5 years
Buildings, Owned Land | Minimum
Principal Accounting Policies [Line Items]
Property and equipment, estimated useful lives, (in years)	30 years
Buildings, Owned Land | Maximum
Principal Accounting Policies [Line Items]
Property and equipment, estimated useful lives, (in years)	40 years
Buildings, Leased Land | Maximum
Principal Accounting Policies [Line Items]
Property and equipment, estimated useful lives, (in years)	40 years
Leasehold Improvements | Maximum
Principal Accounting Policies [Line Items]
Property and equipment, estimated useful lives, (in years)	10 years
Furniture and Fixtures | Minimum
Principal Accounting Policies [Line Items]
Property and equipment, estimated useful lives, (in years)	3 years
Furniture and Fixtures | Maximum
Principal Accounting Policies [Line Items]
Property and equipment, estimated useful lives, (in years)	10 years
Equipment Including Software | Minimum
Principal Accounting Policies [Line Items]
Property and equipment, estimated useful lives, (in years)	3 years
Equipment Including Software | Maximum
Principal Accounting Policies [Line Items]
Property and equipment, estimated useful lives, (in years)	5 years